Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	PORCH GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39142
Entity Tax Identification Number	84-2587663
Entity Address, Address Line One	411 1st Avenue S.
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	855
Local Phone Number	767-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	PRCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001784535